Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	12,915,526	580,165
Vanguard Growth and Income Fund Investor Shares	7,317,953	379,289
Vanguard Windsor II Fund Investor Shares	7,836,500	280,939
Vanguard Windsor Fund Investor Shares	13,322,131	275,502
Vanguard Explorer Fund Investor Shares	1,820,720	187,134
Vanguard Mid-Cap Growth Fund	3,550,943	95,840
Vanguard Capital Value Fund	6,539,048	91,939
Total Investment Companies (Cost $1,261,218)		1,890,808
Other Assets and Liabilities-Net (0.0%)		618
Net Assets (100%)		1,891,426

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At January 31, 2020, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7	NA2	NA2	—	—	—	—	—
Vanguard Capital	90,708	1,866	2,919	61	2,223	1,866	—	91,939

Diversified Equity Fund

Value Fund
Vanguard Explorer
Fund	178,827	9,008	2,695	—	1,994	512	8,496	187,134
Vanguard Growth and
Income Fund	357,518	14,221	2,279	9	9,820	3,463	9,248	379,289
Vanguard Mid-Cap
Growth Fund	87,741	10,822	—	—	(2,723)	209	8,548	95,840
Vanguard U.S. Growth
Fund	533,865	22,424	20,694	1,019	43,551	1,491	20,350	580,165
Vanguard Windsor
Fund	269,382	25,033	5,290	(152)	(13,471)	2,924	21,813	275,502
Vanguard Windsor II
Fund	270,329	25,486	4,995	(122)	(9,759)	2,802	20,716	280,939
Total	1,788,377	108,860	38,872	815	31,635	13,267	89,171	1,890,808

1 Does not include adjustments related to return of capital.
2 Not applicable—purchases and sales are for temporary cash investment purposes.